Income Taxes - Aggregate Current and Deferred Income Tax Charged to Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Net impact related to cash flow hedges	$ (12)	$ (108)	$ 51
Net impact related to net investment hedges	0	(7)	16
Net actuarial gains (losses)	5	(4)	4
Income tax expense reported in equity	$ (7)	$ (119)	$ 71